Segment Reporting - Schedule of Segment Reporting Information about Company (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Cost of revenue	$ 31,423,088	$ 14,926,118
Operating expenses:
General and administrative	5,597,888	4,229,947
Selling & Distribution expense	735,970	78,369
Research and development expenses	14,444,400	5,808,899
Impairment loss of intangible assets	38,438,830
Total operating expenses	59,217,088	10,117,215
Income before income taxes	(50,590,568)	5,323,820
Income tax expense	69,168	284,284
Net Income	(50,659,736)	5,039,536
Virtual Technology Service [Member]
Segment Reporting Information [Line Items]
Revenue	27,102,442	15,036,110
Digital Asset Development and Others [Member]
Segment Reporting Information [Line Items]
Revenue	7,932,537	11,692,944
Sales of Digital Asset [Member]
Segment Reporting Information [Line Items]
Revenue	$ 4,897,350